Components of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Accrued Liabilities [Line Items]
Accrued warranty costs (Note 13)	$ 28,550	177,869	$ 26,024	162,133	131,689
Accrued wages and other employee welfare	13,084	81,514		77,207
Accrued freight and export related expense	6,250	38,938		14,253
Accrued professional service fees	4,329	26,972		35,276
Accrued interest expense for bank borrowings	2,327	14,499		5,473
Interest payable for convertible bonds	1,616	10,068		17,544
Taxes payable	1,579	9,846		7,531
Accrued utility expenses	1,486	9,263		11,043
Accrued arrangement fee and other expense related to bank borrowings	1,211	7,546
Accrued advertising fee	254	1,582		10,906
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. ("Hanwha Solar") (Note 26)	2	13		13
Other accrued expenses and liabilities	3,603	22,427		33,859
Accrued Expenses And Other Liabilities Current, Total	$ 64,291	400,537		375,238